Unaudited Condensed Balance Sheets £ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Current Assets
Inventory		£ 127,322		£ 114,694	£ 42,970
Trade and other receivables		38,773		29,358	13,255	£ 49
Cash and cash equivalents		60,347		243,524	34,539	26,366
Current assets		226,442		387,576	90,764	26,415
Total assets		572,975		507,681	106,720	31,435
Liabilities
Non-current liabilities		52,641		46,997
Equity
Foreign currency translation reserve		76
Current liabilities
Trade and other payables		76,569		35,569	4,237	114
Loans and borrowings		130,803		94,617	33,987
Provisions					30
Current liabilities		214,020		130,186	38,254	114
LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrants		6,648
Loans and borrowings		48,478		43,634	4,358
Provisions		4,163		3,363	552
Total liabilities		266,661		177,183	43,164	114
Net assets		306,314		330,498	63,556	31,321
Share premium		266,120		266,120	81,500	31,500
Merger reserve		246,598		181,250
Shareholders’ Equity
Share capital
Retained earnings		(206,480)		(116,872)	(17,944)	(179)
Total equity		306,314		330,498	63,556	31,321
Assets
Property, plant and equipment		182,631		85,934	8,794
Intangible assets		155,037		26,660	3,188	20
Trade and other receivables		8,865		7,511	3,974	5,000
Non-current assets		£ 346,533		£ 120,105	£ 15,956	£ 5,020
AJAX I
Current Assets
Cash and cash equivalents | $	$ 1,916,741		$ 633,355
Prepaid expenses | $	2,418,650		3,331,178
Current assets | $	4,335,391		3,964,533
Cash and marketable securities held in Trust Account | $	805,244,565		805,100,267
Total assets | $	809,579,956		809,064,800
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities – accrued expenses | $	2,915,951		91,069
Executive Loans | $	3,500,000
Warrants | $	91,303,062		155,599,680
Deferred underwriting fee payable | $	28,174,682		28,174,682
Total liabilities | $	125,893,695		183,865,431
Class A ordinary shares subject to possible redemption, 80,499,090 and 62,011,512 shares at redemption value at June 30, 2021 and December 31, 2020, respectively. | $	805,244,565		620,199,367
Shareholders’ Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding | $
Additional paid-in capital | $			118,067,125
Retained earnings | $	(121,559,198)		(113,069,866)
Total equity | $	(121,558,304)		5,000,002
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY | $	809,579,956		809,064,800
Class A Ordinary Shares | AJAX I
Shareholders’ Equity
Share capital | $			1,849
Class B Ordinary Shares | AJAX I
Shareholders’ Equity
Share capital | $	$ 894		$ 894